Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss, Current	$ 5	$ 5
Finite-Lived Intangible Assets, Accumulated Amortization	434	385
Loans and Leases Receivable, Allowance	26	26
Other Noncurrent Assets, Allowance	51	23
Non Recourse Debt Current	1,758	1,367
Non Recourse Debt Non Current	$ 17,846	$ 13,603
Preferred Stock, Shares Authorized	50,000,000
Preferred Stock, Shares Issued	1,043,050
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,200,000,000	1,200,000,000
Common stock, shares issued (in shares)	818,790,001	818,717,043
Common stock, shares outstanding (in shares)	668,743,464	666,793,625
Treasury Stock, Common, Shares	150,046,537	151,923,418
Preferred stock (without par value, 50,000,000 shares authorized; 1,043,050 issued and outstanding at December 31, 2022 and December 31, 2021)	$ 838	$ 838
Common stock ($0.01 par value, 1,200,000,000 shares authorized; 818,790,001 issued and 668,743,464 outstanding at December 31, 2022 and 818,717,043 issued and 666,793,625 outstanding at December 31, 2021)	8	8
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and Leases Receivable, Allowance	26	26
Consolidated Variable Interest Entities [Member]
Non Recourse Debt Current	416	302
Non Recourse Debt Non Current	2,295	2,223
Accounts Receivable
Accounts Receivable, Allowance for Credit Loss, Current	$ 3	$ 9